Stock-Based Compensation (Summary of Compensation Expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense	$ 7,476	$ 7,857	$ 5,509
Performance stock units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense	4,937	8,241	1,718
Advisory services fee | Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense	6,268	6,698	4,774
Management fees | Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense	768	1,159	645
Corporate, general and administrative | Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense	350	0	0
Corporate, general and administrative | Restricted Stock | Independent directors
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense	$ 90	$ 0	$ 90